Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ 359,960	$ 12,976	$ 53,120
Non-current financial assets mandatorily measured at fair value through profit or loss	0		10,368
Foreign partnership interests [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Non-current financial assets mandatorily measured at fair value through profit or loss	0		10,940
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	339,679		46,512
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	20,281		6,608
Non-current financial assets mandatorily measured at fair value through profit or loss	$ 0		$ (572)